Consolidated statement of changes in equity - USD ($) $ in Millions	Total	Share capital	Share premium	Accumulated losses	CRPS reserve	Other reserve	Share-based payment reserve	Foreign currency translation reserve	Equity (deficit) attributable to owners of the Company	Non- controlling interests
Beginning balance at Dec. 31, 2019	$ (4,224)		$ 79	$ (7,982)	$ 3,552		$ 49	$ 11	$ (4,291)	$ 67
Loss for the period	(2,745)	$ 0	0	(2,608)	0		0	0	(2,608)	(137)
Other comprehensive income
Exchange differences on translation of foreign operations	5	0	0	0	0		0	11	11	(6)
Defined benefit plan remeasurements	(2)	0	0	(2)	0		0	0	(2)	0
Investments and put liabilities at FVOCI - net change in fair value	0
Total other comprehensive loss	3	0	0	(2)	0		0	11	9	(6)
Total comprehensive loss for the period	(2,742)	0	0	(2,610)	0		0	11	(2,599)	(143)
Contributions by owners
Acquisition of subsidiary	1		1	0	0		0	0	1	0
Share options exercised/restricted stock units vested	3		27	0	0		(24)	0	3	0
Equity component of convertible redeemable preference shares ("CRPS")	298	0	0	0	298		0	0	298	0
Share-based payment	54	0	0	0	0		54	0	54	0
Total contributions by owners	356		28	0	298		30	0	356	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	316	0	33	102	0		0	0	135	181
Total changes in ownership interests in subsidiaries	316	0	33	102	0		0	0	135	181
Total transactions with owners	672		61	102	298		30	0	491	181
Ending balance at Dec. 31, 2020	(6,294)		140	(10,490)	3,850	$ 0	79	22	(6,399)	105
Loss for the period	(3,555)	0	0	(3,449)	0	0	0	0	(3,449)	(106)
Other comprehensive income
Exchange differences on translation of foreign operations	(42)	0	0	0	0	0	0	(41)	(41)	(1)
Defined benefit plan remeasurements	1	0	0	1	0	0	0	0	1	0
Investments and put liabilities at FVOCI - net change in fair value	0
Total other comprehensive loss	(41)	0	0	1	0	0	0	(41)	(40)	(1)
Total comprehensive loss for the period	(3,596)	0	0	(3,448)	0	0	0	(41)	(3,489)	(107)
Contributions by owners
Share options exercised/restricted stock units vested	46		97	0	0	0	(51)	0	46	0
Equity component of convertible redeemable preference shares ("CRPS")	27	0	0	0	27	0	0	0	27	0
Share-based payment	357	0	0	0	0	0	357	0	357	0
Issuance of ordinary shares upon Reverse Recapitalization (refer to Note 1 for definition), net of issuance costs	4,642		4,642	0	0	0	0	0	4,642	0
Conversion of CPRS into GHL ordinary shares as part of the Reverse Recapitalization	12,773		16,650	0	(3,877)	0	0	0	12,773	0
Total contributions by owners	17,845		21,389	0	(3,850)	0	306	0	17,845	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	64	0	0	(464)	0	243	(3)	0	(224)	288
Total changes in ownership interests in subsidiaries	64		0	(464)	0	243	(3)	0	(224)	288
Total transactions with owners	17,909		21,389	(464)	(3,850)	243	303	0	17,621	288
Ending balance at Dec. 31, 2021	8,019		21,529	(14,402)	$ 0	243	382	(19)	7,733	286
Loss for the period	(1,740)	0	0	(1,683)		0	0	0	(1,683)	(57)
Other comprehensive income
Exchange differences on translation of foreign operations	(42)	0	0	0		0	0	(48)	(48)	6
Defined benefit plan remeasurements	2	0	0	2		0	0	0	2	0
Investments and put liabilities at FVOCI - net change in fair value	(3)								(1)	(2)
Total other comprehensive loss	(43)	0	0	1			0	(48)	(47)	4
Total comprehensive loss for the period	(1,783)	0	0	(1,682)			0	(48)	(1,730)	(53)
Contributions by owners
Acquisition of subsidiary	(23)		46	0		(90)	0	0	(44)	21
Share options exercised/restricted stock units vested	8		286	0		0	(278)	0	8	0
Share-based payment	412	$ 0	0	0		0	412	0	412	0
Total contributions by owners	397		332	0		(90)	134	0	376	21
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	24		417	(193)		0	0	0	224	(200)
Total changes in ownership interests in subsidiaries	24		417	(193)		0	0	0	224	(200)
Total transactions with owners	421		749	(193)		(90)	134	0	600	(179)
Ending balance at Dec. 31, 2022	$ 6,657		$ 22,278	$ (16,277)		$ 153	$ 516	$ (67)	$ 6,603	$ 54